                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ------------
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.*
Address: 16 Raffles Quay #40-02A
         Hong Leong Building
         Singapore 04581

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard B. Astorga
Title:   Chief Operating Officer / CFO / CCO
Phone:   (+65) 6372-7615

Signature, Place, and Date of Signing:

 /s/ Richard B. Astorga            Singapore                 May 16, 2011
-------------------------   ------------------------   -------------------------

* Effective as of January 31, 2011 Sansar Capital Asia Pte. Ltd. and Sansar Capital Management, L.L.C. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number        Name
         28-
         --------------------        ----------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $43,421
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.            Form 13F File Number          Name

                        Sansar Capital Management, L.L.C.

                 Form 13F Information Table as of March 31, 2011

                                                                                                            VOTING AUTHORITY
                             TITLE                  VALUE      SHARES/  SH/ PUT/ INVSTMT     OTHER   -------------------------------
    NAME OF ISSUER         OF CLASS        CUSIP   x($1000)    PRN AMT  PRN CALL DISCRETN   MANAGERS     SOLE     SHARED     NONE
----------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------- -----------
CHANGYOU COM LTD          ADS REP CL A   15911M107    2,735      85,114 SH       SOLE                     85,114
CHINA INFORMATION
  TECHNOLOGY                  COM        16950L109    8,431   3,122,712 SH       SOLE                  3,122,712
CHINANET ONLINE
  HOLDINGS INC                COM        16949H102    2,510     689,483 SH       SOLE                    689,483
JIANGBO PHARMACEUTICALS
  INC                         COM        47737R101      618     141,072 SH       SOLE                    141,072
LAS VEGAS SANDS CORP          COM        517834107    3,631      86,000 SH       SOLE                     86,000
MEDQUIST HOLDINGS INC         COM        58506K102    2,445     234,639 SH       SOLE                    234,639
SEABRIDGE GOLD INC            COM        811916105   17,810     559,702 SH       SOLE                    559,702
SKYPEOPLE FRUIT JUICE
 INC                        COM NEW      83086T208    5,241   1,188,450 SH       SOLE                  1,188,450